Concentrations (Details)	6 Months Ended
	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025	Sep. 30, 2025 USD ($)
Concentrations [Line Items]
Deposit at financial institutions (in Dollars)	$ 11,790,217			$ 9,608,188
Customer Concentration Risk [Member]
Concentrations [Line Items]
PRC government authority limit	$ 72,485	¥ 500,000
Customer Concentration Risk [Member] | Single Customer [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Revenue percentage
Customer Concentration Risk [Member] | Top 10 customers [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Revenue percentage	28.60%	28.60%	18.30%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Concentrations [Line Items]
Revenue percentage
Customer Concentration Risk [Member] | Customer [Member] | Guben Yanling Pill [Member] | Revenue Benchmark [Member]
Concentrations [Line Items]
Revenue percentage	40.00%	40.00%	40.00%
Supplier Concentration Risk [Member] | Purchase [Member] | Supplier [Member]
Concentrations [Line Items]
Revenue percentage	19.20%	19.20%	45.30%
Supplier Concentration Risk [Member] | Accounts Payable Balance [Member] | Supplier [Member]
Concentrations [Line Items]
Revenue percentage